CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	Dec. 31, 2011	Mar. 31, 2011
Statement of Stockholders' Equity [Abstract]
Net of offering costs, Private Placement	$ 255,900	$ 389,437
Net of offering costs, Unit Offering	$ 1,605,747